Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Equity Income Series
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.26%
Communication Services — 6.90%
AT&T	110,608	$ 1,696,727
Comcast Class A	73,229	2,147,806
Verizon Communications	73,199	2,779,366
		6,623,899
Consumer Discretionary — 10.65%
APA	44,258	1,513,181
Chipotle Mexican Grill †	354	531,977
Ford Motor	29,669	332,293
H&R Block	41,483	1,764,687
Lowe's	6,034	1,133,246
Macy's	83,744	1,312,268
Tapestry	18,158	516,232
TJX	50,160	3,115,939
		10,219,823
Consumer Staples — 6.05%
Altria Group	36,724	1,482,915
Archer-Daniels-Midland	5,985	481,493
Mondelez International Class A	13,642	747,991
Philip Morris International	37,303	3,096,522
		5,808,921
Energy — 11.94%
ConocoPhillips	32,072	3,282,248
Exxon Mobil	64,159	5,601,722
Ovintiv	33,988	1,563,448
PDC Energy	17,559	1,014,735
		11,462,153
Financials — 19.35%
Allstate	5,745	715,425
American Financial Group	6,797	835,555
American International Group	37,482	1,779,645
Blackstone	8,359	699,648
Discover Financial Services	5,198	472,602
Evercore Class A	7,551	621,070
Fidelity National Financial	41,405	1,498,861
First American Financial	30,752	1,417,667
MetLife	43,908	2,668,728
Old Republic International	75,530	1,580,843
OneMain Holdings	30,609	903,578
Synchrony Financial	60,530	1,706,341
Truist Financial	54,856	2,388,430
Unum Group	33,241	1,289,751
		18,578,144
Healthcare — 24.44%
AmerisourceBergen	4,512	610,609
Bristol-Myers Squibb	60,476	4,299,239
Cardinal Health	12,105	807,161
Cigna	12,074	3,350,173
CVS Health	26,354	2,513,381
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Gilead Sciences	48,462	$ 2,989,621
Johnson & Johnson	20,463	3,342,836
McKesson	1,170	397,648
Merck & Co.	45,294	3,900,719
Pfizer	15,016	657,100
Viatris	69,771	594,449
		23,462,936
Industrials — 7.21%
Emerson Electric	17,845	1,306,611
Honeywell International	9,972	1,665,025
Northrop Grumman	460	216,347
Raytheon Technologies	45,566	3,730,033
		6,918,016
Information Technology — 12.72%
Broadcom	5,919	2,628,095
Cisco Systems	82,819	3,312,760
Cognizant Technology Solutions Class A	28,992	1,665,300
HP	51,764	1,289,959
KLA	704	213,052
Mastercard Class A	934	265,574
Motorola Solutions	11,581	2,593,797
Western Union	17,911	241,798
		12,210,335
Total Common Stocks (cost $93,538,965)		95,284,227

Short-Term Investments — 0.60%
Money Market Mutual Funds — 0.60%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	144,477	144,477
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	144,477	144,477
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	144,477	144,477
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	144,477	144,477
Total Short-Term Investments (cost $577,908)		577,908

NQ-FL1 [9/22] 11/22 (2605502)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Equity Income Series
Value (US $)

Total Value of Securities—99.86% (cost $94,116,873)	95,862,135
Receivables and Other Assets Net of Liabilities—0.14%	137,395
Net Assets Applicable to 6,486,138 Shares Outstanding—100.00%	$95,999,530

†	Non-income producing security.

2    NQ-FL1 [9/22] 11/22 (2605502)